Retirement Plans - Defined Benefit Plans - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss			$ 982,000	$ 0	$ 1,517,000
Component of curtailment loss comprised of amortization of prior service cost			500,000		600,000
Component of curtailment loss comprised of net actuarial loss			465,000	0	900,000
Amortization of net actuarial loss into net periodic pension cost in next year from accumulated other comprehensive income			2,000,000
Amortization of prior service cost into net periodic pension cost in next year from accumulated other comprehensive income			400,000
Contribution made by employer	$ 7,000,000	$ 0	7,965,000	389,000	$ 10,700,000
Expected cash contributions in 2015			5,200,000
Accumulated benefit obligation			103,200,000	$ 78,700,000
Actuarial gain (loss)			$ 4,000,000